First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments
February 28, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 87.5%
	Aerospace & Defense – 0.6%
$158,000	Booz Allen Hamilton, Inc. (a) (b)	3.88%	09/01/28	$140,405
2,598,000	TransDigm, Inc. (a) (b)	6.25%	03/15/26	2,566,631
556,000	TransDigm, Inc. (a) (b)	6.75%	08/15/28	553,915
				3,260,951
	Agricultural Products – 0.1%
623,000	Lamb Weston Holdings, Inc. (a) (b)	4.88%	05/15/28	587,775
	Apparel Retail – 0.8%
4,040,000	Nordstrom, Inc. (b)	4.00%	03/15/27	3,519,998
1,146,000	Nordstrom, Inc. (b)	4.38%	04/01/30	905,139
				4,425,137
	Application Software – 1.1%
5,755,000	GoTo Group, Inc. (a) (b)	5.50%	09/01/27	2,762,400
3,000,000	McAfee Corp. (a) (b)	7.38%	02/15/30	2,381,118
1,513,000	Open Text Holdings, Inc. (a) (b)	4.13%	12/01/31	1,205,422
				6,348,940
	Automobile Manufacturers – 0.7%
3,369,000	Ford Motor Co. (b)	9.63%	04/22/30	3,878,484
333,000	Penske Automotive Group, Inc. (b)	3.50%	09/01/25	311,774
				4,190,258
	Automotive Retail – 0.0%
83,000	Group 1 Automotive, Inc. (a) (b)	4.00%	08/15/28	71,349
162,000	IAA, Inc. (a) (b)	5.50%	06/15/27	164,028
				235,377
	Broadcasting – 13.2%
5,708,000	Gray Television, Inc. (a) (b)	5.88%	07/15/26	5,161,057
8,201,000	Gray Television, Inc. (a) (b)	7.00%	05/15/27	7,437,077
3,409,000	Gray Television, Inc. (a) (b)	4.75%	10/15/30	2,502,479
13,053,000	iHeartCommunications, Inc. (b)	8.38%	05/01/27	11,499,693
22,177,000	Nexstar Media, Inc. (a) (b)	5.63%	07/15/27	20,617,680
3,150,000	Nexstar Media, Inc. (a) (b)	4.75%	11/01/28	2,756,785
611,000	Scripps Escrow II, Inc. (a) (b)	3.88%	01/15/29	487,505
17,974,000	Sinclair Television Group, Inc. (a) (b)	5.13%	02/15/27	15,833,656
6,745,000	Sirius XM Radio, Inc. (a) (b)	3.13%	09/01/26	5,970,185
343,000	Sirius XM Radio, Inc. (a) (b)	5.50%	07/01/29	309,883
2,100,000	Univision Communications, Inc. (a) (b)	5.13%	02/15/25	2,046,576
2,027,000	Univision Communications, Inc. (a) (b)	6.63%	06/01/27	1,926,441
				76,549,017
	Building Products – 0.2%
574,000	Standard Industries, Inc. (a) (b)	4.75%	01/15/28	516,249
858,000	Standard Industries, Inc. (a) (b)	4.38%	07/15/30	715,126
				1,231,375
	Cable & Satellite – 7.5%
2,262,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	5.00%	02/01/28	2,052,087
9,088,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	5.38%	06/01/29	8,114,221
4,567,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	6.38%	09/01/29	4,262,747
9,913,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	4.75%	03/01/30	8,346,052
3,993,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	4.50%	08/15/30	3,288,475
1,155,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	4.25%	02/01/31	928,158

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Cable & Satellite (Continued)
$1,544,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	7.38%	03/03/31	$1,498,807
2,370,000	CSC Holdings, LLC (a) (b)	7.50%	04/01/28	1,589,381
19,531,000	CSC Holdings, LLC (a) (b)	5.75%	01/15/30	11,208,157
3,000,000	CSC Holdings, LLC (a) (b)	4.63%	12/01/30	1,618,125
250,000	CSC Holdings, LLC (a) (b)	3.38%	02/15/31	171,675
143,000	Directv Financing, LLC/Directv Financing Co-Obligor, Inc. (a) (b)	5.88%	08/15/27	128,011
				43,205,896
	Casinos & Gaming – 4.2%
1,438,000	Boyd Gaming Corp. (a) (b)	4.75%	06/15/31	1,271,045
1,999,000	Caesars Entertainment, Inc. (a) (b)	4.63%	10/15/29	1,711,564
77,000	Caesars Entertainment, Inc. (a) (b)	7.00%	02/15/30	77,668
71,000	CDI Escrow Issuer, Inc. (a) (b)	5.75%	04/01/30	66,023
11,144,000	Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. (a) (b)	6.75%	01/15/30	9,249,631
170,000	MGM Resorts International (b)	6.75%	05/01/25	170,573
582,000	MGM Resorts International (b)	5.75%	06/15/25	571,950
284,000	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. (a) (b)	6.63%	03/01/30	250,066
2,694,000	Station Casinos, LLC (a) (b)	4.50%	02/15/28	2,381,765
1,624,000	VICI Properties L.P./VICI Note Co., Inc. (a) (b)	3.50%	02/15/25	1,535,554
7,698,000	VICI Properties L.P./VICI Note Co., Inc. (a) (b)	4.25%	12/01/26	7,146,284
60,000	VICI Properties L.P./VICI Note Co., Inc. (a) (b)	3.75%	02/15/27	54,387
				24,486,510
	Commercial Printing – 0.1%
471,000	LABL, Inc. (a) (b)	10.50%	07/15/27	440,752
	Construction & Engineering – 0.8%
5,605,000	Pike Corp. (a) (b)	5.50%	09/01/28	4,869,568
	Construction Materials – 0.8%
74,000	GYP Holdings III Corp. (a) (b)	4.63%	05/01/29	63,470
5,167,000	Summit Materials, LLC/Summit Materials Finance Corp. (a) (b)	5.25%	01/15/29	4,759,401
				4,822,871
	Consumer Finance – 0.6%
811,000	Black Knight InfoServ, LLC (a) (b)	3.63%	09/01/28	703,543
3,056,000	FirstCash, Inc. (a) (b)	4.63%	09/01/28	2,657,925
				3,361,468
	Electric Utilities – 2.4%
13,275,000	PG&E Corp. (b)	5.00%	07/01/28	12,135,607
1,588,000	Vistra Operations Co., LLC (a) (b)	5.00%	07/31/27	1,476,840
				13,612,447
	Electrical Components & Equipment – 0.0%
333,000	Sensata Technologies, Inc. (a) (b)	3.75%	02/15/31	277,926
	Environmental & Facilities Services – 0.3%
1,907,000	Waste Pro USA, Inc. (a) (b)	5.50%	02/15/26	1,745,410
	Financial Exchanges & Data – 0.1%
565,000	MSCI, Inc. (a) (b)	3.25%	08/15/33	446,031
	Food Distributors – 0.1%
603,000	US Foods, Inc. (a) (b)	4.75%	02/15/29	544,006

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Equipment – 0.1%
$652,000	Baxter International, Inc. (b)	1.32%	11/29/24	$607,534
	Health Care Facilities – 7.3%
1,510,000	Acadia Healthcare Co., Inc. (a) (b)	5.00%	04/15/29	1,375,657
1,467,000	AHP Health Partners, Inc. (a) (b)	5.75%	07/15/29	1,231,287
718,000	Encompass Health Corp. (b)	4.75%	02/01/30	636,266
7,218,000	HCA, Inc. (b)	5.88%	02/15/26	7,216,000
569,000	HCA, Inc. (b)	5.38%	09/01/26	561,100
7,842,000	Select Medical Corp. (a) (b)	6.25%	08/15/26	7,498,089
302,000	Tenet Healthcare Corp. (b)	4.88%	01/01/26	287,906
19,000,000	Tenet Healthcare Corp. (b)	6.25%	02/01/27	18,521,723
1,358,000	Tenet Healthcare Corp. (b)	5.13%	11/01/27	1,277,919
1,329,000	Tenet Healthcare Corp. (b)	4.63%	06/15/28	1,203,634
2,517,000	Tenet Healthcare Corp. (b)	6.13%	10/01/28	2,330,490
				42,140,071
	Health Care Services – 3.0%
8,712,000	DaVita, Inc. (a) (b)	4.63%	06/01/30	7,189,360
551,000	DaVita, Inc. (a) (b)	3.75%	02/15/31	416,631
10,403,000	Global Medical Response, Inc. (a) (b)	6.50%	10/01/25	7,813,902
1,978,000	Pediatrix Medical Group, Inc. (a) (b)	5.38%	02/15/30	1,747,354
				17,167,247
	Health Care Supplies – 2.2%
9,847,000	Medline Borrower L.P. (a) (b)	3.88%	04/01/29	8,216,091
4,833,000	Medline Borrower L.P. (a) (b)	5.25%	10/01/29	3,972,629
330,000	Owens & Minor, Inc. (a) (b)	4.50%	03/31/29	253,617
				12,442,337
	Health Care Technology – 2.1%
5,527,000	AthenaHealth Group, Inc. (a) (b)	6.50%	02/15/30	4,378,511
397,000	HealthEquity, Inc. (a) (b)	4.50%	10/01/29	347,470
7,307,000	Verscend Escrow Corp. (a) (b)	9.75%	08/15/26	7,341,051
				12,067,032
	Hotels, Resorts & Cruise Lines – 0.3%
294,000	Boyne USA, Inc. (a) (b)	4.75%	05/15/29	260,473
808,000	Midwest Gaming Borrower, LLC/Midwest Gaming Finance Corp. (a) (b)	4.88%	05/01/29	691,755
289,000	Wyndham Hotels & Resorts, Inc. (a) (b)	4.38%	08/15/28	262,011
575,000	XHR L.P. (a) (b)	4.88%	06/01/29	491,694
				1,705,933
	Household Products – 0.5%
1,121,000	Energizer Holdings, Inc. (a) (b)	6.50%	12/31/27	1,077,197
1,746,000	Energizer Holdings, Inc. (a) (b)	4.75%	06/15/28	1,525,349
650,000	Energizer Holdings, Inc. (a) (b)	4.38%	03/31/29	551,688
				3,154,234
	Independent Power Producers & Energy Traders – 0.4%
2,770,000	Calpine Corp. (a) (b)	5.13%	03/15/28	2,460,477
	Industrial Machinery – 1.1%
6,597,000	Gates Global, LLC/Gates Corp. (a) (b)	6.25%	01/15/26	6,452,262

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Insurance Brokers – 13.8%
$17,071,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (a) (b)	6.75%	10/15/27	$15,529,147
7,588,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (a) (b)	6.75%	04/15/28	7,428,690
210,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (a) (b)	5.88%	11/01/29	175,808
19,532,000	AmWINS Group, Inc. (a) (b)	4.88%	06/30/29	16,608,428
10,980,000	AssuredPartners, Inc. (a) (b)	7.00%	08/15/25	10,764,457
13,689,000	AssuredPartners, Inc. (a) (b)	5.63%	01/15/29	11,614,060
2,092,000	BroadStreet Partners, Inc. (a) (b)	5.88%	04/15/29	1,803,457
1,211,000	GTCR AP Finance, Inc. (a) (b)	8.00%	05/15/27	1,165,376
9,408,000	HUB International Ltd. (a) (b)	7.00%	05/01/26	9,257,383
4,934,000	HUB International Ltd. (a) (b)	5.63%	12/01/29	4,241,310
1,180,000	Ryan Specialty Group, LLC (a) (b)	4.38%	02/01/30	1,010,329
				79,598,445
	Integrated Telecommunication Services – 0.9%
61,000	Zayo Group Holdings, Inc. (a) (b)	4.00%	03/01/27	46,855
8,267,000	Zayo Group Holdings, Inc. (a) (b)	6.13%	03/01/28	5,218,296
				5,265,151
	Internet & Direct Marketing Retail – 1.3%
8,270,000	Cars.com, Inc. (a) (b)	6.38%	11/01/28	7,595,416
	Internet Services & Infrastructure – 1.3%
6,210,000	Go Daddy Operating Co., LLC/GD Finance Co., Inc. (a) (b)	5.25%	12/01/27	5,882,671
1,816,000	Go Daddy Operating Co., LLC/GD Finance Co., Inc. (a) (b)	3.50%	03/01/29	1,523,213
				7,405,884
	Investment Banking & Brokerage – 0.2%
1,045,000	LPL Holdings, Inc. (a) (b)	4.63%	11/15/27	972,805
	IT Consulting & Other Services – 0.3%
2,000,000	Gartner, Inc. (a) (b)	4.50%	07/01/28	1,837,904
	Leisure Facilities – 0.0%
283,000	SeaWorld Parks & Entertainment, Inc. (a) (b)	5.25%	08/15/29	253,552
	Managed Health Care – 1.8%
6,806,000	Centene Corp. (b)	4.25%	12/15/27	6,295,210
2,577,000	MPH Acquisition Holdings, LLC (a) (b)	5.50%	09/01/28	1,955,492
3,326,000	MPH Acquisition Holdings, LLC (a) (b)	5.75%	11/01/28	2,166,057
				10,416,759
	Metal & Glass Containers – 1.9%
903,000	Ball Corp. (b)	6.88%	03/15/28	912,843
4,227,000	Ball Corp. (b)	2.88%	08/15/30	3,378,430
5,419,000	Berry Global, Inc. (a) (b)	5.63%	07/15/27	5,221,721
75,000	Crown Americas, LLC (b)	5.25%	04/01/30	69,870
1,163,000	Owens-Brockway Glass Container, Inc. (a) (b)	5.38%	01/15/25	1,131,294
				10,714,158
	Movies & Entertainment – 1.2%
4,380,000	Live Nation Entertainment, Inc. (a) (b)	5.63%	03/15/26	4,220,984
2,620,000	Live Nation Entertainment, Inc. (a) (b)	4.75%	10/15/27	2,361,996

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Movies & Entertainment (Continued)
$394,000	WMG Acquisition Corp. (a) (b)	3.00%	02/15/31	$309,781
				6,892,761
	Paper Packaging – 3.0%
12,280,000	Graham Packaging Co., Inc. (a) (b)	7.13%	08/15/28	10,575,732
6,200,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC (a) (b)	4.00%	10/15/27	5,414,150
180,000	Pactiv, LLC (b)	7.95%	12/15/25	181,866
617,000	Sealed Air Corp. (a) (b)	6.13%	02/01/28	608,270
566,000	Sealed Air Corp. (a) (b)	5.00%	04/15/29	517,370
				17,297,388
	Personal Products – 0.2%
1,389,000	Prestige Brands, Inc. (a) (b)	5.13%	01/15/28	1,305,820
	Research & Consulting Services – 0.8%
6,126,000	CoreLogic, Inc. (a) (b)	4.50%	05/01/28	4,724,065
	Restaurants – 0.9%
5,088,000	IRB Holding Corp. (a) (b)	7.00%	06/15/25	5,079,461
	Security & Alarm Services – 0.3%
2,000,000	Brink’s (The) Co. (a) (b)	4.63%	10/15/27	1,820,460
	Specialized Consumer Services – 1.3%
2,794,000	Aramark Services, Inc. (a) (b)	6.38%	05/01/25	2,779,164
4,932,000	Aramark Services, Inc. (a) (b)	5.00%	02/01/28	4,545,331
				7,324,495
	Specialized Finance – 0.4%
724,000	Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer (a) (b)	4.88%	05/15/29	605,782
1,149,000	Radiate HoldCo, LLC/Radiate Finance, Inc. (a) (b)	4.50%	09/15/26	858,597
2,284,000	Radiate HoldCo, LLC/Radiate Finance, Inc. (a) (b)	6.50%	09/15/28	1,076,445
				2,540,824
	Specialty Chemicals – 1.6%
9,754,000	Avantor Funding, Inc. (a) (b)	4.63%	07/15/28	8,983,922
	Specialty Stores – 0.0%
150,000	PetSmart, Inc./PetSmart Finance Corp. (a) (b)	4.75%	02/15/28	136,678
	Systems Software – 5.0%
2,724,000	Boxer Parent Co., Inc. (a) (b)	9.13%	03/01/26	2,649,547
1,000,000	Oracle Corp. (b)	6.15%	11/09/29	1,035,319
1,000,000	Oracle Corp. (b)	6.25%	11/09/32	1,041,487
1,796,000	Oracle Corp. (b)	6.50%	04/15/38	1,873,899
22,873,000	SS&C Technologies, Inc. (a) (b)	5.50%	09/30/27	21,547,260
652,000	VMware, Inc. (b)	1.00%	08/15/24	609,442
				28,756,954
	Trading Companies & Distributors – 0.7%
1,035,000	SRS Distribution, Inc. (a) (b)	6.13%	07/01/29	866,660
3,884,000	SRS Distribution, Inc. (a) (b)	6.00%	12/01/29	3,249,335
				4,115,995
	Total Corporate Bonds and Notes			505,877,739
	(Cost $565,366,904)

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 19.9%
	Application Software – 10.1%
$3,500,000	Epicor Software Corp., Second Lien Term Loan, 1 Mo. LIBOR + 7.75%, 1.00% Floor (b)	12.38%	07/30/28	$3,500,543
8,676,020	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor (b)	8.73%	10/01/27	8,378,867
5,488,753	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor (b)	8.63%	12/01/27	5,452,005
2,231,723	Hyland Software, Inc., 2nd Lien Term Loan, 1 Mo. LIBOR + 6.25%, 0.75% Floor (b)	10.88%	07/10/25	2,152,419
2,145,582	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor (b)	8.13%	07/01/24	2,143,050
3,387,529	Informatica Corporation, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor (b)	7.44%	10/29/28	3,385,835
10,843,730	Internet Brands, Inc. (WebMD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor (b)	8.38%	09/15/24	10,782,734
9,551,587	Internet Brands, Inc. (WebMD/MH Sub I, LLC), 2nd Lien Term Loan, 1 Mo. SOFR + 6.25%, 0.00% Floor (b)	10.87%	02/23/29	8,867,072
6,497,781	Internet Brands, Inc. (WebMD/MH Sub I, LLC), Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor (b)	8.38%	09/13/24	6,461,653
449,132	ION Trading Technologies Limited, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor (b)	9.48%	04/01/28	422,745
5,843,112	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor (b)	9.38%	08/31/27	3,241,788
3,538,182	RealPage, Inc., Second Lien Term Loan, 1 Mo. LIBOR + 6.50%, 0.75% Floor (b)	11.13%	04/22/29	3,426,146
				58,214,857
	Auto Parts & Equipment – 0.3%
2,035,880	Clarios Global L.P. (Power Solutions), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor (b)	7.88%	04/30/26	2,031,116
	Cable & Satellite – 0.3%
1,554,241	Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor (b)	6.84%	07/17/25	1,504,583
	Education Services – 0.0%
142,291	Ascensus Holdings, Inc. (Mercury), Second Lien Term Loan, 3 Mo. LIBOR + 6.50%, 0.50% Floor	11.31%	08/02/29	128,418
	Electronic Equipment & Instruments – 0.5%
2,944,402	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor (b)	8.95%	08/20/25	2,747,863
	Health Care Facilities – 0.4%
2,436,864	Select Medical Corporation, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor (b)	7.14%	03/06/25	2,430,017
	Health Care Technology – 3.9%
2,565,033	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor (b)	8.88%	12/16/25	2,495,033
2,106,925	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor (b)	8.63%	10/23/26	2,105,608
17,830,925	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor (b)	8.63%	08/27/25	17,846,884
				22,447,525

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Hotels, Resorts & Cruise Lines – 0.1%
$879,430	Four Seasons Holdings, Inc., New Term Loan B, 1 Mo. SOFR + 3.25%, 0.50% Floor (b)	7.87%	11/30/29	$884,438
	Industrial Machinery – 0.2%
1,334,047	Filtration Group Corporation, Initial Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor (b)	7.63%	03/29/25	1,332,546
	Insurance Brokers – 1.8%
24,033	HUB International Limited, New Term Loan B-3, 2 Mo. LIBOR + 3.25%, 0.75% Floor (b)	7.95%	04/25/25	24,029
9,397,019	HUB International Limited, New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor (b)	8.06%	04/25/25	9,395,187
2,365	HUB International Limited, Term Loan B4, 1 Mo. SOFR + 4.00%, 0.75% Floor (b)	8.73%	11/10/29	2,367
943,789	HUB International Limited, Term Loan B4, 3 Mo. SOFR + 4.00%, 0.75% Floor (b)	8.73%	11/10/29	944,378
				10,365,961
	Integrated Telecommunication Services – 0.1%
454,241	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor (b)	8.86%	08/14/26	442,246
61,000	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor (b)	7.63%	03/09/27	50,927
				493,173
	Pharmaceuticals – 0.0%
946	Mallinckrodt International Finance S.A., 2017 Replacement Term Loan, 3 Mo. LIBOR + 5.25%, 0.00% Floor (b)	9.99%	09/30/27	753
	Specialized Consumer Services – 0.1%
798,269	Asurion, LLC, Second Lien Term Loan B-3, 1 Mo. LIBOR + 5.25%, 0.00% Floor (b)	9.88%	01/31/28	683,717
	Specialized Finance – 0.4%
2,172,383	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor (b)	8.95%	01/08/27	2,077,342
	Specialty Stores – 0.2%
907,804	PetSmart, Inc., Initial Term Loan B, 1 Mo. SOFR + 3.75%, 0.75% Floor (b)	8.47%	02/12/28	906,574
	Systems Software – 0.9%
1,823,334	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor (b)	8.38%	10/02/25	1,803,797
3,351,242	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor (b)	8.33%	06/13/24	3,169,203
				4,973,000
	Wireless Telecommunication Services – 0.6%
3,547,028	SBA Senior Finance II, LLC, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor (b)	6.41%	04/11/25	3,546,673
	Total Senior Floating-Rate Loan Interests			114,768,556
	(Cost $118,869,483)

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 9.5%
	Application Software – 1.6%
$1,721,000	ION Trading Technologies S.A.R.L. (a) (b)	5.75%	05/15/28	$1,398,304
189,000	Open Text Corp. (a) (b)	6.90%	12/01/27	191,060
6,881,000	Open Text Corp. (a) (b)	3.88%	02/15/28	5,938,991
2,108,000	Open Text Corp. (a) (b)	3.88%	12/01/29	1,703,700
				9,232,055
	Building Products – 1.6%
8,119,000	Cemex S.A.B. de C.V. (a)	7.38%	06/05/27	8,253,045
973,000	Cemex S.A.B. de C.V. (a)	5.45%	11/19/29	909,619
				9,162,664
	Data Processing & Outsourced Services – 0.8%
5,748,000	Paysafe Finance PLC/Paysafe Holdings US Corp. (a) (b)	4.00%	06/15/29	4,579,713
	Environmental & Facilities Services – 0.9%
473,000	GFL Environmental, Inc. (a) (b)	3.75%	08/01/25	445,725
3,000,000	GFL Environmental, Inc. (a) (b)	5.13%	12/15/26	2,875,154
1,300,000	GFL Environmental, Inc. (a) (b)	4.00%	08/01/28	1,132,501
716,000	GFL Environmental, Inc. (a) (b)	4.75%	06/15/29	637,437
				5,090,817
	Integrated Telecommunication Services – 1.5%
2,511,000	Altice France S.A. (a) (b)	5.50%	01/15/28	2,070,847
1,000,000	Altice France S.A. (a) (b)	5.13%	01/15/29	768,695
4,590,000	Altice France S.A. (a) (b)	5.13%	07/15/29	3,561,977
3,069,000	Altice France S.A. (a) (b)	5.50%	10/15/29	2,405,125
				8,806,644
	Life Sciences Tools & Services – 0.1%
946,000	Grifols Escrow Issuer S.A. (a)	4.75%	10/15/28	809,681
	Metal & Glass Containers – 0.1%
597,000	Trivium Packaging Finance B.V. (a) (b)	5.50%	08/15/26	564,759
	Restaurants – 1.8%
12,722,000	1011778 BC ULC/New Red Finance, Inc. (a) (b)	4.00%	10/15/30	10,520,585
	Specialized Finance – 0.1%
290,000	Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC (a) (b)	6.00%	06/15/27	280,972
	Trading Companies & Distributors – 1.0%
2,721,000	VistaJet Malta Finance PLC/XO Management Holding, Inc. (a) (b)	7.88%	05/01/27	2,597,871
3,858,000	VistaJet Malta Finance PLC/XO Management Holding, Inc. (a) (b)	6.38%	02/01/30	3,382,078
				5,979,949
	Total Foreign Corporate Bonds and Notes			55,027,839
	(Cost $59,916,055)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
220,989	Akorn, Inc. (e) (f) (g)	165,742
	(Cost $2,534,056)

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Shares	Description	Value
WARRANTS – 0.0%
	Movies & Entertainment – 0.0%
367,144	Cineworld Group PLC (Crown), expiring 11/23/25 (e) (g) (h)	$12,144
	(Cost $0)
MONEY MARKET FUNDS – 0.4%
2,230,276	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.41% (b) (i)	2,230,276
	(Cost $2,230,276)
	Total Investments – 117.3%	678,082,296
	(Cost $748,916,774)
	Outstanding Loan – (17.6)%	(102,000,000)
	Net Other Assets and Liabilities – 0.3%	1,860,856
	Net Assets – 100.0%	$577,943,152

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2023, securities noted as such amounted to $479,871,422 or 83.0% of net assets.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(d)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(e)	This issuer has filed for protection in bankruptcy court.
(f)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).
(g)	Non-income producing security.
(h)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)	Rate shown reflects yield as of February 28, 2023.

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of February 28, 2023 is as follows:
	Total Value at 2/28/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$ 505,877,739	$ —	$ 505,877,739	$ —
Senior Floating-Rate Loan Interests*	114,768,556	—	114,768,556	—
Foreign Corporate Bonds and Notes*	55,027,839	—	55,027,839	—
Common Stocks*	165,742	—	165,742	—
Warrants*	12,144	—	12,144	—
Money Market Funds	2,230,276	2,230,276	—	—
Total Investments	$ 678,082,296	$ 2,230,276	$ 675,852,020	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of February 28, 2023, the Fund held a restricted security as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/2020	220,989	$0.75	$2,534,056	$165,742	0.03%